SUB‑INVESTMENT ADVISORY AGREEMENT

This SUB‑INVESTMENT ADVISORY AGREEMENT dated December 2, 2019 (this “Agreement”), among BlackRock Corporate High Yield Fund, Inc., a Maryland corporation (the “Fund”), BlackRock Advisors, LLC, a Delaware limited liability company (the “Advisor”), and BlackRock International Limited, a corporation organized under the laws of Scotland (the “Sub‑Advisor”).

WHEREAS, the Advisor has agreed to furnish investment advisory services to the Fund, a closed‑end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”); and

WHEREAS, the Advisor wishes to retain the Sub‑Advisor to provide it with certain sub‑advisory services as described below in connection with the Advisor’s advisory activities on behalf of the Fund; and

WHEREAS, the investment management agreement between the Advisor and the Fund, dated April 2, 2014, as amended from time to time (such agreement or the most recent successor agreement between such parties relating to advisory services to the Fund is referred to herein as the “Advisory Agreement”), contemplates that the Advisor may appoint a sub‑adviser to perform investment advisory services with respect to the Fund; and

WHEREAS, this Agreement has been approved in accordance with the provisions of the 1940 Act, and the Sub‑Advisor is willing to furnish such services upon the terms and conditions herein set forth.

NOW, THEREFORE, in consideration of the mutual premises and covenants herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, it is agreed by and between the parties hereto as follows:

1.                  Appointment.

(a)               The Advisor hereby appoints the Sub‑Advisor to act as sub‑advisor with respect to the Fund and the Sub‑Advisor accepts such appointment and agrees to render the services herein set forth for the compensation herein provided. For the purposes of the rules, guidance and principles of the Financial Conduct Authority of the United Kingdom (the “FCA”), as amended or consolidated from time to time (the “FCA Rules”) and based on information obtained in respect of the Advisor, the Advisor will be treated by the Sub‑Advisor as a professional client. The Advisor acknowledges and accepts this categorization. The Advisor has the right to request a different categorization at any time from the Sub‑Advisor, however, the Sub‑Advisor only provides the services to professional clients and will no longer be able to provide services to the Advisor in the event of a request for a change in categorization.

(b)               By signing this Agreement, the Advisor acknowledges that it has been separately provided with a copy of the supplemental disclosures document provided to clients and potential clients of the Sub‑Advisor that contains the Sub‑Advisor’s disclosures required under the Markets in Financial Instruments Directive 2014/65/EU and Markets in Financial Instruments Regulation EU 600/2014, as amended, and made available to the Advisor from time to time

(“Supplemental Disclosures”), which sets out: (i) information on the services that the Sub‑Advisor is required to provide to the Advisor by applicable regulation and (ii) other information which the Sub‑Advisor deems appropriate. The Supplemental Disclosures include, among other things: risk disclosures (which provide a description of the nature of risks of financial instruments), a summary of the Sub‑Advisor’s conflicts of interest policy and disclosures, a summary of the Sub‑Advisor’s order execution policy, details of the reports the Sub‑Advisor will provide in relation to the services provided hereunder, details on how the Sub‑Advisor will provide the Advisor with information on costs and charges, and the Sub‑Advisor’s data protection notice.

2.                  Services of the Sub‑Advisor. Subject to the succeeding provisions of this section, the oversight and supervision of the Advisor and the direction and control of the Board of Directors of the Fund, the Sub‑Advisor will perform certain of the day‑to‑day operations of the Fund, which may include one or more of the following services, at the request of the Advisor:

(a)               acting as investment advisor for and managing the investment and reinvestment of those assets of the Fund as the Advisor may from time to time request and in connection therewith have complete discretion in purchasing and selling such securities and other assets for the Fund and in voting, exercising consents and exercising all other rights appertaining to such securities and other assets on behalf of the Fund; (b) arranging, subject to the provisions of paragraph 3 hereof, for the purchase and sale of securities and other assets of the Fund; (c) providing investment research and credit analysis concerning the Fund’s investments; (d) assisting the Advisor in determining what portion of the Fund’s assets will be invested in cash, cash equivalents and money market instruments; (e) placing orders for all purchases and sales of such investments made for the Fund; and (f) maintaining the books and records as are required to support the Fund’s investment operations. At the request of the Advisor, the Sub‑Advisor will also, subject to the oversight and supervision of the Advisor and the direction and control of the Board of Directors of the Fund, provide to the Advisor or the Fund any of the facilities and equipment and perform any of the services described in Section 3 of the Advisory Agreement. In addition, the Sub‑Advisor will keep the Fund and the Advisor informed of developments materially affecting the Fund and shall, on its own initiative, furnish to the Fund from time to time whatever information the Sub‑Advisor believes appropriate for this purpose. The Sub‑Advisor will periodically communicate to the Advisor, at such times as the Advisor may direct, information concerning the purchase and sale of securities for the Fund, including: (a) the name of the issuer, (b) the amount of the purchase or sale, (c) the name of the broker or dealer, if any, through which the purchase or sale is effected, (d) the CUSIP number of the instrument, if any, and (e) such other information as the Advisor may reasonably require for purposes of fulfilling its obligations to the Fund under the Advisory Agreement. The Sub‑Advisor will provide the services rendered by it under this Agreement in accordance with the Fund’s investment objective, policies and restrictions as stated in the Fund’s Prospectus and Statement of Additional Information (as currently in effect and as they may be amended or supplemented from time to time) and the resolutions of the Fund’s Board of Directors.

The Sub‑Advisor represents, warrants and covenants that it is authorized and regulated by the FCA.

3.                  Covenants. (a) In the performance of its duties under this Agreement, the Sub‑Advisor shall at all times conform to, and act in accordance with, any requirements imposed by: (i) the provisions of the 1940 Act, and the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and all applicable Rules and Regulations of the Securities and Exchange Commission (the “SEC”); (ii) any other applicable provision of law; (iii) the provisions of the Charter and By‑Laws of the Fund, as such documents are amended from time to time; (iv) the investment objective and policies of the Fund as set forth in its Registration Statement on Form N‑2; and (v) any policies and determinations of the Board of Directors of the Fund.

(b)               In addition, the Sub‑Advisor will:

(i)                 provide the Supplemental Disclosures, which include information on the Sub‑Advisor’s order execution policy (the “Order Execution Policy”). The Advisor confirms that it has read and understood, and consents to, the Order Execution Policy. In particular, the Advisor consents to: (i) the Sub‑Advisor trading through brokers/counterparties and/or outside of a Trading Venue (as defined in the FCA Rules), and (ii) some or all orders resulting from the Sub‑Advisor’s decisions to deal on the Advisor’s behalf, or received from the Advisor, to be placed with an affiliated company, who will act as agent for the purpose of executing such orders in accordance with the Order Execution Policy. Subject to the other provisions of this paragraph, in placing orders with brokers and dealers, the Sub‑Advisor will attempt to obtain the best price and the most favorable execution of its orders in accordance with the Order Execution Policy. In placing orders, the Sub‑Advisor will consider the experience and skill of the firm’s securities traders as well as the firm’s financial responsibility and administrative efficiency. Consistent with this obligation, the Sub‑Advisor may select brokers on the basis of the research, statistical and pricing services they provide to the Fund and other clients of the Advisor or the Sub‑Advisor. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Sub‑Advisor hereunder. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Sub‑Advisor determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor and the Sub‑Advisor to the Fund and their other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long‑term. In no instance, however, will the Fund’s securities be purchased from or sold to the Advisor, the Sub‑Advisor or any affiliated person thereof, except to the extent permitted by the SEC or by applicable law. Subject to the foregoing and the provisions of the 1940 Act, the Securities Exchange Act of 1934, as amended, and other applicable provisions of law, the Sub‑Advisor may select brokers and dealers with which it or the Fund is affiliated;

(ii)              maintain books and records with respect to the Fund’s securities transactions and will render to the Advisor and the Fund’s Board of Directors, such periodic and special reports as they may request;

(iii)            maintain a policy and practice of conducting its investment advisory services hereunder independently of the commercial banking operations of its affiliates.

When the Sub‑Advisor makes investment recommendations for the Fund, its investment advisory personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Fund’s accounts are customers of the commercial department of its affiliates;

(iv)             treat confidentially and as proprietary information of the Fund all records and other information relative to the Fund, and the Fund’s prior, current or potential shareholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Fund which approval shall not be unreasonably withheld and may not be withheld where the Sub‑Advisor may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Fund; and

(v)               be responsible for ensuring that the Advisor complies with any position limit that the FCA or any other applicable regulator might apply to any commodity derivatives held in the Fund. The Advisor shall provide the Sub‑Advisor with information relating to any positions in commodity derivatives held outside of the Fund by the Advisor or any other member of its group, as applicable.

(c)               In addition, the Advisor:

(i)                 agrees that the Sub‑Advisor may, to the extent permitted by the FCA Rules, aggregate transactions for the Fund with transactions for other clients and/or its own account, but shall be under no obligation to aggregate transactions for the Fund. In relation to a particular order, aggregation may operate on some occasions to the advantage of the Advisor and on other occasions to the Advisor’s disadvantage. However, it must be unlikely that the aggregation of orders and transactions will work overall to the disadvantage of the Advisor before transactions will be aggregated; and

(ii)              instructs the Sub‑Advisor not to make or book client limit orders (being a specific instruction from the Advisor to buy or sell a financial instrument at a specified price limit or better and for a specified size) in respect of securities admitted to trading on a regulated market which are not immediately executed under prevailing market conditions.

(d)               The Advisor acknowledges that the Sub‑Advisor does not hold “client money” and/or “safe custody assets” for the Advisor under the Client Asset Rules (the “CASS Rules”) of the FCA.

4.                  Services Not Exclusive. Nothing in this Agreement shall prevent the Sub‑Advisor or any officer, employee or other affiliate thereof from acting as investment advisor for any other person, firm or corporation, or from engaging in any other lawful activity, and shall not in any way limit or restrict the Sub‑Advisor or any of its officers, employees or agents from buying, selling or trading any securities for its or their own accounts or for the accounts of others for whom it or they may be acting; provided, however, that the Sub‑Advisor will undertake no activities which, in its judgment, will adversely affect the performance of its obligations under this Agreement.

5.                  Books and Records. In compliance with the requirements of Rule 31a‑3 under the 1940 Act, the Sub‑Advisor hereby agrees that all records which it maintains for the Fund are the property of the Fund as the case may be and further agrees to surrender promptly to the Fund, any such records upon the Fund’s request as the case may be. The Sub‑Advisor further agrees to preserve for the periods prescribed by Rule 31a‑2 under the 1940 Act the records required to be maintained by Rule 31a‑1 under the 1940 Act (to the extent such books and records are not maintained by the Advisor).

6.                  Agency Cross Transactions. From time to time, the Sub‑Advisor or brokers or dealers affiliated with it may find themselves in a position to buy for certain of their brokerage clients (each an “Account”) securities which the Sub‑Advisor’s investment advisory clients wish to sell, and to sell for certain of their brokerage clients securities which advisory clients wish to buy. Where one of the parties is an advisory client, the Advisor or the affiliated broker or dealer cannot participate in this type of transaction (known as a cross transaction) on behalf of an advisory client and retain commissions from both parties to the transaction without the advisory client’s consent. This is because in a situation where the Sub‑Advisor is making the investment decision (as opposed to a brokerage client who makes his own investment decisions), and the Sub‑Advisor or an affiliate is receiving commissions from one or both sides of the transaction, there is a potential conflicting division of loyalties and responsibilities on the Sub‑Advisor’s part regarding the advisory client. The SEC has adopted a rule under the Advisers Act which permits the Sub‑Advisor or its affiliates to participate on behalf of an Account in agency cross transactions if the advisory client has given written consent in advance. By execution of this Agreement, the Fund authorizes the Sub‑Advisor or its affiliates to participate in agency cross transactions involving an Account. The Fund may revoke its consent at any time by written notice to the Sub‑Advisor.

7.                  Expenses. During the term of this Agreement, the Sub‑Advisor will bear all costs and expenses of its employees and any overhead incurred by the Sub‑Advisor in connection with its duties hereunder; provided that the Board of Directors of the Fund may approve reimbursement to the Sub‑Advisor of the pro‑rata portion of the salaries, bonuses, health insurance, retirement benefits and all similar employment costs for the time spent on the Fund’s operations (including, without limitation, compliance matters) (other than the provision of investment advice and administrative services required to be provided hereunder) of all personnel employed by the Sub‑Advisor who devote substantial time to the Fund’s operations or the operations of other investment companies advised or sub‑advised by the Sub‑Advisor.

8.                  Compensation.

(a)               For that portion of the Fund for which the Sub‑Advisor acts as sub‑advisor, the Advisor agrees to pay to the Sub‑Advisor and the Sub‑Advisor agrees to accept as full compensation for all services rendered by the Sub‑Advisor pursuant to this Agreement, an annual fee in arrears in an amount equal to 50% of the management fees received by the Advisor from the Fund with respect to the average daily value of the Managed Assets of the Fund allocated to the Sub‑Advisor. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes).

(b)               For purposes of this Agreement, the Managed Assets of the Fund shall be calculated pursuant to the procedures adopted by resolutions of the Board of Directors of the Fund for calculating the value of the Fund’s assets or delegating such calculations to third parties.

9.                  Indemnity.

(a)               The Fund may, with the prior consent of the Board of Directors of the Fund, including a majority of the directors of the Fund that are not “interested persons” of the Fund (as defined in Section 2(a)(19) of the 1940 Act), indemnify the Sub‑Advisor and each of the Sub‑Advisor’s directors, officers, employees, agents, associates and controlling persons and the directors, partners, members, officers, employees and agents thereof (including any individual who serves at the Sub‑Advisor’s request as director, officer, partner, member, trustee or the like of another entity) (each such person being an “Indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees (all as provided in accordance with applicable state law) reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnitee may be or may have been involved as a party or otherwise or with which such Indemnitee may be or may have been threatened, while acting in any capacity set forth herein or thereafter by reason of such Indemnitee having acted in any such capacity, except with respect to any matter as to which such Indemnitee shall have been adjudicated not to have acted in good faith in the reasonable belief that such Indemnitee’s action was in the best interest of the Fund and furthermore, in the case of any criminal proceeding, so long as such Indemnitee had no reasonable cause to believe that the conduct was unlawful; provided, however, that (1) no Indemnitee shall be indemnified hereunder against any liability to the Fund, the Fund’s shareholders or any expense of such Indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”), (2) as to any matter disposed of by settlement or a compromise payment by such Indemnitee, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such settlement or compromise is in the best interests of the Fund and that such Indemnitee appears to have acted in good faith in the reasonable belief that such Indemnitee’s action was in the best interest of the Fund and did not involve disabling conduct by such Indemnitee and (3) with respect to any action, suit or other proceeding voluntarily prosecuted by any Indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such Indemnitee was authorized by a majority of the full Board of Directors of the Fund, including a majority of the directors of the Fund who are not “interested persons” of the Fund (as defined in Section 2(a)(19) of the 1940 Act).

(b)               The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the

Fund receives a written affirmation of the Indemnitee’s good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to reimburse the Fund unless it is subsequently determined that such Indemnitee is entitled to such indemnification and if the directors of the Fund determine that the facts then known to them would not preclude indemnification. In addition, at least one of the following conditions must be met: (A) the Indemnitee shall provide a security for such Indemnitee‑undertaking, (B) the Fund shall be insured against losses arising by reason of any unlawful advance, or (C) a majority of a quorum consisting of directors of the Fund who are neither “interested persons” of the Fund (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“Disinterested Non‑Party Directors”) or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial‑type inquiry), that there is reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

(c)               All determinations with respect to indemnification hereunder shall be made (1) by a final decision on the merits by a court or other body before whom the proceeding was brought that such Indemnitee is not liable by reason of disabling conduct, or (2) in the absence of such a decision, by (i) a majority vote of a quorum of the Disinterested Non‑Party Directors of the Fund, or (ii) if such a quorum is not obtainable or even, if obtainable, if a majority vote of such quorum so directs, independent legal counsel in a written opinion. All determinations that advance payments in connection with the expense of defending any proceeding shall be authorized shall be made in accordance with the immediately preceding clause (2) above.

The rights accruing to any Indemnitee under these provisions shall not exclude any other right to which such Indemnitee may be lawfully entitled.

10.              Limitation on Liability.

(a)               The Sub‑Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Advisor or by the Fund in connection with the performance of this Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its duties under this Agreement.

11.              Duration and Termination.

(a)               This Agreement shall become effective as of the date hereof and, unless sooner terminated with respect to the Fund as provided herein, shall continue in effect for a period of two years. Thereafter, if not terminated, this Agreement shall continue in effect with respect to the Fund for successive periods of 12 months, provided such continuance is specifically approved at least annually by both (a) the vote of a majority of the Fund’s Board of Directors or a vote of a majority of the outstanding voting securities of the Fund at the time outstanding and entitled to vote and (b) by the vote of a majority of the Directors, who are not parties to this Agreement or interested persons (as such term is defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.

(b)               Notwithstanding the foregoing, this Agreement may be terminated by the Fund or the Advisor at any time, without the payment of any penalty, upon giving the Sub‑Advisor 60 days’ notice (which notice may be waived by the Sub‑Advisor), provided that such termination by the Fund or the Advisor shall be directed or approved by the vote of a majority of the Directors of the Fund in office at the time or by the vote of the holders of a majority of the voting securities of the Fund at the time outstanding and entitled to vote, or by the Sub‑Advisor on 60 days’ written notice (which notice may be waived by the Fund and the Advisor), and will terminate automatically upon any termination of the Advisory Agreement between the Fund and the Advisor. This Agreement will also immediately terminate in the event of its assignment. (As used in this Agreement, the terms “majority of the outstanding voting securities,” “interested person” and “assignment” shall have the same meanings of such terms in the 1940 Act.)

12.              Notices and Communications. Any legal notice under this Agreement shall be in writing to the other party at such address as the other party may designate from time to time for the receipt of such legal notice and shall be deemed to be received on the earlier of the date actually received or on the fourth day after the postmark if such legal notice is mailed first class postage prepaid. In relation to communications other than legal notices under this Agreement, each party may communicate with and provide information to the other party in whatever medium deemed appropriate. This may include the use of e‑mail, the internet or other electronic means, in the place of paper communications.

13.              Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. Any amendment of this Agreement shall be subject to the 1940 Act.

14.              Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding on, and shall inure to the benefit of the parties hereto and their respective successors.

15.              Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of New York for contracts to be performed entirely therein without reference to choice of law principles thereof and in accordance with the applicable provisions of the 1940 Act.

16.              Counterparts. This Agreement may be executed in counterparts by the parties hereto, each of which shall constitute an original counterpart, and all of which, together, shall constitute one Agreement.

[Signature Page Follows]

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized officers designated below as of the day and year first above written.

BLACKROCK ADVISORS, LLC

By:   /s/ Neal J. Andrews
         Name:  Neal J. Andrews
         Title:    Managing Director

BLACKROCK INTERNATIONAL LIMITED

By:   /s/ Jeremy Agnew
         Name:  Jeremy Agnew
         Title:    Managing Director

BLACKROCK INTERNATIONAL LIMITED

By:   /s/ Jeanette Teo
         Name:  Jeanette Teo
         Title:    Director

BLACKROCK CORPORATE HIGH YIELD FUND, INC.

By:   /s/ John Perlowski
         Name:  John Perlowski
         Title:    President and Chief Executive Officer